UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     RiverNorth Capital Management, LLC
          ---------------------------------
Address:  325 N. LaSalle Street
          ---------------------------------
          Suite 645
          ---------------------------------
          Chicago, IL  60654
          ---------------------------------

13F File Number:  28-13256
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan M. Mohrhardt
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 840-9012
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Jonathan M. Mohrhardt    Chicago, IL           August 16, 2010
    -------------------      -------------------      ------------------
          [Signature]           [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                            ---------------------
Form 13F Information Table Entry Total:                        89
                                            ---------------------
Form 13F Information Table Value Total:                   324,964
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                             FORM 13F INFORMATION TABLE
ITEM 1                             ITEM 2        ITEM 3    ITEM 4         ITEM 5              ITEM 6     ITEM 7       ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  VOTING AUTHORITY
                                  TITLE OF                 VALUE     SHARES OR   SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                     CLASS         CUSIP   (x$1000)    PRN AMT     PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
--------------                    -------      ---------  -------    --------    ---  ----  ----------  --------  ----  -----  ----
ADVENT CLAYMORE CV SEC & IN         COM        00764C109   1,251       79,198    SH            SOLE               79,198
AFFILIATED MANAGERS GROUP           COM        008252108    735        12,100    SH            SOLE               12,100
ALLIANCEBERNSTEIN INCOME FUN        COM        01881E101   3,738      459,260    SH            SOLE              459,260
BLACKROCK CREDIT ALL INC TR         COM        092508100    761        63,600    SH            SOLE               63,600
BLACKROCK DEBT STRAT FD INC         COM        09255R103    289        76,128    SH            SOLE               76,128
BLACKROCK DEFINED OPPRTY CR         COM        09255Q105    458        36,881    SH            SOLE               36,881
BLACKROCK FLOAT RATE OME STR        COM        09255X100    992        68,770    SH            SOLE               68,770
BLACKROCK HIGH YIELD TR         SH BEN INT     09248N102    682       106,714    SH            SOLE              106,714
BLUE CHIP VALUE FD INC              COM        095333100   2,527      889,618    SH            SOLE              889,618
BOULDER GROWTH & INCOME FD I        COM        101507101   3,729      674,256    SH            SOLE              674,256
BOULDER TOTAL RETURN FD INC         COM        101541100   3,947      292,833    SH            SOLE              292,833
CALAMOS GBL DYN INCOME FUND         COM        12811L107    692       102,252    SH            SOLE              102,252
CALAMOS STRATEGIC TOTL RETN   COM SH BEN INT   128125101   4,422      574,243    SH            SOLE              574,243
CENTRAL EUROPE & RUSSIA FD I        COM        153436100   2,410       76,441    SH            SOLE               76,441
CHINA FD INC                        COM        169373107   2,655      101,544    SH            SOLE              101,544
CLAYMORE DIVID & INCOME FD          COM        18385J105    228        19,024    SH            SOLE               19,024
CLOUGH GLOBAL EQUITY FD             COM        18914C100   5,610      457,187    SH            SOLE              457,187
CLOUGH GLOBAL OPPORTUNITIES     SH BEN INT     18914E106  10,366      909,332    SH            SOLE              909,332
CUSHING MLP TOTAL RETURN FD       COM SHS      231631102    432        51,888    SH            SOLE               51,888
DCW TOTAL RETURN FD                 COM        23317C103    498       113,408    SH            SOLE              113,408
DIAMOND HILL FINL TRNDS FD I        COM        25264C101   1,643      196,821    SH            SOLE              196,821
DTF TAX-FREE INCOME INC             COM        23334J107    968        64,002    SH            SOLE               64,002
DWS DREMAN VAL INCOME EDGE F      COM NEW      23339M204   7,527      614,458    SH            SOLE              614,458
DWS ENHANCED COMMDTY STRTGY         COM        23338Y100    886       107,485    SH            SOLE              107,485
EAGLE CAP GROWTH FD INC             COM        269451100    424        74,576    SH            SOLE               74,576
EATON VANCE FLTING RATE INC         COM        278279104    207        14,300    SH            SOLE               14,300
EATON VANCE NATL MUN OPPORT       COM SHS      27829L105    390        19,314    SH            SOLE               19,314
EATON VANCE SR INCOME TR        SH BEN INT     27826S103   1,030      155,418    SH            SOLE              155,418
EATON VANCE TAX MNG GBL DV E        COM        27829F108    339        35,442    SH            SOLE               35,442
ENERGY INCOME & GROWTH FD           COM        292697109   1,704       71,765    SH            SOLE               71,765
EVERGREEN UTLS & HIGH INCM F        COM        30034Q109    865        83,473    SH            SOLE               83,473
FIRST TR FOUR CRNRS SR FLT R      COM SHS      33733Q107   1,606      130,353    SH            SOLE              130,353
FIRST TR/FOUR CRNRS SR FLOAT        COM        33733U108   8,905      712,367    SH            SOLE              712,367
FRANKLIN TEMPLETON LTD DUR I        COM        35472T101   3,920      320,553    SH            SOLE              320,553
GABELLI CONV & INCOME SECS F  CONV SECS FD     36240B109    139        24,784    SH            SOLE               24,784

                                                             FORM 13F INFORMATION TABLE
ITEM 1                             ITEM 2        ITEM 3    ITEM 4         ITEM 5              ITEM 6     ITEM 7       ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  VOTING AUTHORITY
                                  TITLE OF                 VALUE     SHARES OR   SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                     CLASS         CUSIP   (x$1000)    PRN AMT     PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
--------------                    -------      ---------  -------    --------    ---  ----  ----------  --------  ----  -----  ----
GABELLI DIVD & INCOME TR            COM        36242H104   5,627       468,954   SH            SOLE              468,954
GENERAL AMERN INVS INC              COM        368802104   3,573       166,980   SH            SOLE              166,980
H & Q LIFE SCIENCES INVS       SH BEN INT      404053100   5,535       630,448   SH            SOLE              630,448
HIGHLAND CR STRATEGIES FD           COM        43005Q107   2,109       295,853   SH            SOLE              295,853
ING PRIME RATE TR              SH BEN INT      44977W106   3,232       587,642   SH            SOLE              587,642
INVESCO VAN KAMP DYN CRDT OP        COM        46132R104   1,787       156,644   SH            SOLE              156,644
INVESCO VAN KAMPEN SR INC TR        COM        46131H107   5,359     1,218,002   SH            SOLE            1,218,002
                                  S&P NTL
ISHARES TR                        AMTFREE      464288414    957          9,197   SH            SOLE                9,197
                                  S&P 100
ISHARES TR INDEX                  IDX FD       464287101   8,069       172,153   SH            SOLE              172,153
ISHARES TR INDEX              MSCI EMERG MKT   464287234   6,600       176,839   SH            SOLE              176,839
ISHARES TR INDEX              BARCLYS TIPS BD  464287176   5,784        54,100   SH            SOLE               54,100
ISHARES TR INDEX              RUSSELL100GRW    464287614   2,774        60,537   SH            SOLE               60,537
ISHARES TR INDEX               MSCI EAFE IDX   464287465   2,326        50,000   SH            SOLE               50,000
JOHN HANCOCK BK &THRIFT OPP  SH BEN INT NEW    409735206    285         19,878   SH            SOLE               19,878
LEGG MASON INC                      COM        524901105    329         11,736   SH            SOLE               11,736
LIBERTY ALL STAR EQUITY FD     SH BEN INT      530158104  15,969     4,012,324   SH            SOLE            4,012,324
LIBERTY ALL-STAR GROWTH FD I        COM        529900102   1,097       321,796   SH            SOLE              321,796
LMP CAP & INCOME FD INC             COM        50208A102   8,547       891,189   SH            SOLE              891,189
LMP CORPORATE LN FD INC             COM        50208B100   1,484       133,581   SH            SOLE              133,581
MACQUARIE GLBL INFRA TOTL RE        COM        55608D101   3,222       245,037   SH            SOLE              245,037
MONTGOMERY STR INCOME SECS I        COM        614115103    784         49,990   SH            SOLE               49,990
MORGAN STANLEY EM MKTS DM DE        COM        617477104   4,502       307,314   SH            SOLE              307,314
NASDAQ PREM INCM & GRW FD IN        COM        63110R105    358         29,997   SH            SOLE               29,997
NEUBERGER BERMAN CA INT MUN         COM        64123C101    339         24,165   SH            SOLE               24,165
NFJ DIVID INT & PREM STRTGY       COM SHS      65337H109  20,369     1,474,932   SH            SOLE            1,474,932
NUVEEN FLOATING RATE INCOME        COM         67072T108   4,645       429,671   SH            SOLE              429,671
NUVEEN FLTNG RTE INCM OPP FD      COM SHS      6706EN100    427         37,568   SH            SOLE               37,568
NUVEEN INSD MUN OPPORTUNITY         COM        670984103    484         33,675   SH            SOLE               33,675
NUVEEN MULTI STRAT INC GR FD      COM SHS      67073D102  12,983     1,668,704   SH            SOLE            1,668,704
NUVEEN MULTI STRAT INC & GR         COM        67073B106   6,976       950,451   SH            SOLE              950,451
NUVEEN PREM INCOME MUN FD 2         COM        67063W102    490         35,021   SH            SOLE               35,021
PIMCO INCOME OPPORTUNITY FD         COM        72202B100   7,765       313,365   SH            SOLE              313,365
PIMCO INCOME STRATEGY FUND I        COM        72201J104   7,843       792,177   SH            SOLE              792,177
POWERSHARES ETF TRUST          FTSE RAFI 1000  73935X583  10,357       227,568   SH            SOLE              227,568
POWERSHARES GLOBAL ETF TRUST    WK VRDO TX FR  73936T433    464         18,585   SH            SOLE               18,585
                                 PSHS ULTSH
PROSHARES TR                       20YRS       74347R297   5,693       160,455   SH            SOLE              160,455

                                                             FORM 13F INFORMATION TABLE
ITEM 1                             ITEM 2        ITEM 3    ITEM 4         ITEM 5              ITEM 6     ITEM 7       ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  VOTING AUTHORITY
                                  TITLE OF                 VALUE     SHARES OR   SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                     CLASS         CUSIP   (x$1000)    PRN AMT     PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
--------------                    -------      ---------  -------    --------    ---  ----  ----------  --------  ----  -----  ----
                                  PSHS ULT
PROSHARES TR                       S&P 500     74347R107   5,623       242,793   SH            SOLE              242,793
                                 PSHS ULSHT
PROSHARES TR                       SP500       74347R883   1,895        50,259   SH            SOLE               50,259
PUTNAM MUN OPPORTUNITIES TR      SH BEN INT    746922103   1,542       134,402   SH            SOLE              134,402
ROYCE VALUE TR INC                  COM        780910105  19,141     1,810,865   SH            SOLE            1,810,865
RYDEX ETF TRUST                  TOP 50 ETF    78355W205   8,910       118,563   SH            SOLE              118,563
SOURCE CAP INC                      COM        836144105    770         18,333   SH            SOLE               18,333
SPDR SERIES TRUST             BRCLYS CAP CONV  78464A359   4,003       111,000   SH            SOLE              111,000
SPDR SERIES TRUST             NUVN BRCLY MUNI  78464A458    465         20,270   SH            SOLE               20,270
SPECIAL OPPORTUNITIES FD INC        COM        84741T104   2,939       229,393   SH            SOLE              229,393
SUNAMERICA FCSED ALPHA GRW F        COM        867037103   8,183       610,657   SH            SOLE              610,657
SUNAMERICA FOCUSE ALPHA LC F        COM        867038101   2,258       182,782   SH            SOLE              182,782
TCW STRATEGIC INCOME FUND IN        COM        872340104   6,695     1,394,634   SH            SOLE            1,394,634
TEMPLETON EMERGING MKTS FD I        COM        880191101   2,773       161,881   SH            SOLE              161,881
TRI CONTL CORP                      COM        895436103   5,484       504,464   SH            SOLE              504,464
VANGUARD INTL EQUITY INDEX F    EMR MKT ETF    922042858    950         25,000   SH            SOLE               25,000
VIRTUS INVT PARTNERS INC            COM        92828Q109   1,500        80,125   SH            SOLE               80,125
WESTERN ASSET CLYM INFL OPP         COM        95766R104   3,232       262,585   SH            SOLE              262,585
WESTERN ASSET GLOBAL CP DEFI        COM        95790C107   2,484       142,000   SH            SOLE              142,000
TOTAL                                                     324,964